LOANS AND PAYMENT PLAN RECEIVABLES (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Aug. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Loans [Abstract]
Total Loans				$ 2,018,817	$ 1,608,248
Net of deferred loan fees				9,300	4,100
Single-family Residential Loans [Member]
Loans [Abstract]
Mortgage loans purchased		$ 15,000	$ 32,600
Mortgage loans, servicing fee percentage		0.25%	0.25%
Weighted average interest rate		3.65%	3.94%
Weighted average remaining contractual maturity		332 months	344 months
Real Estate [Member] | Residential First Mortgages [Member]
Loans [Abstract]
Total Loans	[1]			672,592	453,348
Real Estate [Member] | Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total Loans	[1]			136,560	105,550
Real Estate [Member] | Construction and Land Development [Member]
Loans [Abstract]
Total Loans	[1]			143,188	77,287
Real Estate [Member] | Other [Member]
Loans [Abstract]
Total Loans	[1],[2]			538,880	525,748
Consumer [Member]
Loans [Abstract]
Total Loans				291,091	234,632
Commercial [Member]
Loans [Abstract]
Total Loans				231,786	206,607
Agricultural [Member]
Loans [Abstract]
Total Loans				$ 4,720	$ 5,076

[1]	Includes both residential and non-residential commercial loans secured by real estate.
[2]	Includes loans secured by multi-family residential and non-farm, non-residential property.